Condensed Consolidated Balance Sheets (Current Period Unaudited) - USD ($)	Jun. 30, 2018	Apr. 01, 2018	Mar. 31, 2018		Jun. 24, 2017	Mar. 25, 2017	Mar. 26, 2016
Assets
Cash and cash-equivalents	$ 748,000		$ 1,485,000		$ 1,137,000	$ 1,421,000	$ 1,331,000
Trade accounts receivable, net of allowance of $8 and $8, respectively	458,000		364,000	[1]		954,000
Inventories, net	3,438,000	$ 3,906,000	5,487,000	[1]		4,811,000
Prepaid expenses and other current assets	792,000	275,000	87,000	[1]		452,000
Total current assets	5,436,000		7,423,000	[1]		7,638,000
Property and equipment, net	760,000		833,000	[1]		528,000
Other long term assets	175,000		175,000	[1]		175,000
Total assets	6,371,000		8,431,000	[1]	$ 9,060,000	9,074,000
Liabilities and shareholders' equity
Line of credit	552,000		552,000	[1]		582,000
Accounts payable	756,000		996,000	[1]		1,107,000
Loan payable, net of discounts and issuance costs	1,523,000		1,447,000	[1]
Accrued payroll and benefits	413,000		343,000	[1]		583,000
Deferred revenue	257,000	806,000	3,374,000	[1]
Deferred rent, net of long term portion	62,000		58,000	[1]
Capital lease obligations	40,000		52,000	[1]		50,000
Deferred liability related to asset sale	51,000		52,000	[1]		375,000
Other current liabilities	959,000		947,000	[1]		707,000
Total current liabilities	4,613,000		7,809,000	[1]		7,018,000
Long term deferred rent	411,000		429,000	[1]
Long term obligations - capital lease	50,000		62,000	[1]		114,000
Total liabilities	5,074,000		8,300,000	[1]		7,354,000
Commitments and contingencies				[1]
Shareholders' equity:
Common stock no par value; Authorized - 40,000,000 shares; 10,418,953 shares at June 30, 2018 and 10,312,653 shares at March 31, 2018 issued and outstanding	25,272,000		25,200,000	[1]		24,390,000
Accumulated deficit	(27,793,000)	$ (27,506,000)	(28,682,000)			(25,581,000)
Total shareholders' equity	1,297,000		131,000	[1]		1,720,000
Total liabilities and shareholders' equity	6,371,000		8,431,000	[1]		9,074,000
Series A Preferred Stock [Member]
Shareholders' equity:
Preferred stock				[1]
Series B, C, and D Preferred Stock [Member]
Shareholders' equity:
Preferred stock	2,911,000		2,911,000	[1]		2,911,000
Series E Preferred Stock [Member]
Shareholders' equity:
Preferred stock	$ 907,000		$ 702,000	[1]		$ 0

[1]	Derived from the audited consolidated financial statements as of and for the fiscal year ended March 31, 2018.